UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00042

Deutsche DWS Portfolio Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	1/31

Date of reporting period:	7/31/2024

EXPLANATORY NOTE:This amended Form NCSR for Deutsche DWS Portfolio Trust has filed to update an incomplete filing previously submitted on September 24, 2024 for DWS Total Return Bond Fund.

Item 1.	Reports to Stockholders.

(a)

DWS Total Return Bond Fund

Class A: SZIAX

Semi-Annual Shareholder Report—July 31, 2024

This semi-annual shareholder report contains important information about DWS Total Return Bond Fund ("the Fund") for the period February 1, 2024 to July 31, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.75%

Gross expense ratio as of the latest prospectus: 1.03%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	285,951,991
Number of Portfolio Holdings	292
Portfolio Turnover Rate (%)	158
Total Net Advisory Fees Paid ($)	363,006
Effective Duration	6.2 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	42%
Government & Agency Obligations	19%
Mortgage-Backed Securities Pass-Throughs	18%
Collateralized Mortgage Obligations	9%
Asset-Backed	7%
Commercial Mortgage-Backed Securities	6%
Short-Term U.S. Treasury Obligations	2%
Warrants	0%
Cash Equivalents and Other Assets and Liabilities, Net	(3%)
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	48%
AA	7%
A	15%
BBB	27%
BB	3%
Not Rated	2%
Total	102%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

The securities markets are volatile, and the market prices of the Fund’s securities may decline. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline. Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

 DTRBF-TSRS-A

 R-102332-1 (09/24)

DWS Total Return Bond Fund

Class C: SZICX

Semi-Annual Shareholder Report—July 31, 2024

This semi-annual shareholder report contains important information about DWS Total Return Bond Fund ("the Fund") for the period February 1, 2024 to July 31, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$75	1.50%

Gross expense ratio as of the latest prospectus: 1.83%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	285,951,991
Number of Portfolio Holdings	292
Portfolio Turnover Rate (%)	158
Total Net Advisory Fees Paid ($)	363,006
Effective Duration	6.2 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	42%
Government & Agency Obligations	19%
Mortgage-Backed Securities Pass-Throughs	18%
Collateralized Mortgage Obligations	9%
Asset-Backed	7%
Commercial Mortgage-Backed Securities	6%
Short-Term U.S. Treasury Obligations	2%
Warrants	0%
Cash Equivalents and Other Assets and Liabilities, Net	(3%)
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	48%
AA	7%
A	15%
BBB	27%
BB	3%
Not Rated	2%
Total	102%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

The securities markets are volatile, and the market prices of the Fund’s securities may decline. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline. Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

 DTRBF-TSRS-C

 R-102332-1 (09/24)

DWS Total Return Bond Fund

Class S: SCSBX

Semi-Annual Shareholder Report—July 31, 2024

This semi-annual shareholder report contains important information about DWS Total Return Bond Fund ("the Fund") for the period February 1, 2024 to July 31, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$25	0.50%

Gross expense ratio as of the latest prospectus: 0.79%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	285,951,991
Number of Portfolio Holdings	292
Portfolio Turnover Rate (%)	158
Total Net Advisory Fees Paid ($)	363,006
Effective Duration	6.2 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	42%
Government & Agency Obligations	19%
Mortgage-Backed Securities Pass-Throughs	18%
Collateralized Mortgage Obligations	9%
Asset-Backed	7%
Commercial Mortgage-Backed Securities	6%
Short-Term U.S. Treasury Obligations	2%
Warrants	0%
Cash Equivalents and Other Assets and Liabilities, Net	(3%)
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	48%
AA	7%
A	15%
BBB	27%
BB	3%
Not Rated	2%
Total	102%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

The securities markets are volatile, and the market prices of the Fund’s securities may decline. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline. Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

 DTRBF-TSRS-S

 R-102332-1 (09/24)

DWS Total Return Bond Fund

Institutional Class: SZIIX

Semi-Annual Shareholder Report—July 31, 2024

This semi-annual shareholder report contains important information about DWS Total Return Bond Fund ("the Fund") for the period February 1, 2024 to July 31, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$25	0.50%

Gross expense ratio as of the latest prospectus: 0.74%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	285,951,991
Number of Portfolio Holdings	292
Portfolio Turnover Rate (%)	158
Total Net Advisory Fees Paid ($)	363,006
Effective Duration	6.2 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	42%
Government & Agency Obligations	19%
Mortgage-Backed Securities Pass-Throughs	18%
Collateralized Mortgage Obligations	9%
Asset-Backed	7%
Commercial Mortgage-Backed Securities	6%
Short-Term U.S. Treasury Obligations	2%
Warrants	0%
Cash Equivalents and Other Assets and Liabilities, Net	(3%)
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	48%
AA	7%
A	15%
BBB	27%
BB	3%
Not Rated	2%
Total	102%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

The securities markets are volatile, and the market prices of the Fund’s securities may decline. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline. Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

 DTRBF-TSRS-I

 R-102332-1 (09/24)

(b) Not applicable

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not applicable

Item 4.	Principal Accountant Fees and Services.

Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

July 31, 2024
Semiannual Financial Statements and Other Information
DWS Total Return Bond Fund

Contents
3	Investment Portfolio
19	Statement of Assets and Liabilities
21	Statement of Operations
22	Statements of Changes in Net Assets
23	Financial Highlights
27	Notes to Financial Statements
42	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS Total Return Bond Fund

Investment Portfolioas of July 31, 2024 (Unaudited)

	Principal Amount ($)	Value ($)
Corporate Bonds 42.2%
Communication Services 3.4%
AT&T, Inc.:
2.25%, 2/1/2032	163,000	135,769
3.65%, 6/1/2051	216,000	156,676
5.4%, 2/15/2034	1,700,000	1,736,778
CCO Holdings LLC, 144A, 5.125%, 5/1/2027	2,000,000	1,942,529
Charter Communications Operating LLC, 6.1%, 6/1/2029	570,000	582,681
Comcast Corp., 5.5%, 5/15/2064	250,000	245,800
Meta Platforms, Inc.:
3.85%, 8/15/2032	635,000	602,350
4.45%, 8/15/2052	181,000	158,798
Paramount Global:
4.2%, 6/1/2029	1,225,000	1,128,795
4.6%, 1/15/2045	265,000	184,069
4.95%, 1/15/2031	500,000	454,096
T-Mobile U.S.A., Inc.:
3.0%, 2/15/2041	160,000	117,828
5.15%, 4/15/2034	500,000	503,666
Verizon Communications, Inc.:
2.65%, 11/20/2040	117,000	82,689
2.85%, 9/3/2041	150,000	107,964
3.7%, 3/22/2061	132,000	95,307
Warnermedia Holdings, Inc.:
4.279%, 3/15/2032	1,250,000	1,084,311
5.05%, 3/15/2042	246,000	194,065
5.141%, 3/15/2052	240,000	178,546
		9,692,717
Consumer Discretionary 2.3%
Amazon.com, Inc., 2.5%, 6/3/2050	368,000	231,509
Ford Motor Credit Co. LLC:
4.125%, 8/17/2027	1,021,000	983,080
5.8%, 3/8/2029	500,000	505,116
General Motors Financial Co., Inc.:
5.4%, 4/6/2026	490,000	492,394
5.55%, 7/15/2029	975,000	993,798
5.95%, 4/4/2034	420,000	428,066
Home Depot, Inc., 4.95%, 6/25/2034	589,000	594,777
Hyundai Capital America, 144A, 5.3%, 6/24/2029	1,500,000	1,520,087
The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	3

	Principal Amount ($)	Value ($)
Lowe’s Companies, Inc., 2.8%, 9/15/2041	198,000	139,638
McDonald’s Corp., 5.45%, 8/14/2053	420,000	415,600
Mercedes-Benz Finance North America LLC, 144A, 5.125%, 8/1/2034 (a)	360,000	360,477
		6,664,542
Consumer Staples 1.9%
Anheuser-Busch Companies LLC, 4.9%, 2/1/2046	178,000	168,515
Anheuser-Busch InBev Worldwide, Inc., 4.35%, 6/1/2040	223,000	202,001
Imperial Brands Finance PLC, 144A, 5.875%, 7/1/2034	1,030,000	1,033,203
JBS USA Holding Lux SARL, 144A, 6.75%, 3/15/2034	831,000	889,291
Keurig Dr. Pepper, Inc., 5.3%, 3/15/2034	665,000	676,677
Pepsico Singapore Financing I Pte. Ltd., 4.7%, 2/16/2034	850,000	847,557
The J M Smucker Co., 6.5%, 11/15/2043	380,000	411,234
Viterra Finance BV, 144A, 5.25%, 4/21/2032	750,000	752,025
Walmart, Inc., 4.5%, 4/15/2053	420,000	384,041
		5,364,544
Energy 4.8%
Cheniere Energy, Inc., 144A, 5.65%, 4/15/2034	320,000	325,174
Columbia Pipelines Holding Co. LLC, 144A, 5.681%, 1/15/2034	650,000	656,629
ConocoPhillips Co., 5.55%, 3/15/2054	310,000	312,347
Ecopetrol SA, 8.375%, 1/19/2036	500,000	497,497
Energy Transfer LP:
5.0%, 5/15/2050	848,000	739,576
5.6%, 9/1/2034	485,000	492,106
7.125%, 10/1/2054	1,355,000	1,359,625
Eni SpA, 144A, 5.95%, 5/15/2054	515,000	521,806
EnLink Midstream LLC, 144A, 6.5%, 9/1/2030	890,000	927,440
Enterprise Products Operating LLC:
3.2%, 2/15/2052	425,000	291,968
Series E, 5.25%, 8/16/2077	1,500,000	1,448,213
EQT Corp., 5.75%, 2/1/2034	1,175,000	1,188,143
Hess Midstream Operations LP, 144A, 6.5%, 6/1/2029	1,000,000	1,019,525
Occidental Petroleum Corp., 8.875%, 7/15/2030	1,500,000	1,753,947
Saudi Arabian Oil Co.:
144A, 5.75%, 7/17/2054	350,000	343,210
144A, 5.875%, 7/17/2064	418,000	410,105
Targa Resources Partners LP, 5.0%, 1/15/2028	800,000	792,409
Williams Companies, Inc., 4.65%, 8/15/2032	576,000	560,444
		13,640,164
The accompanying notes are an integral part of the financial statements.

4	|	DWS Total Return Bond Fund

	Principal Amount ($)	Value ($)
Financials 14.6%
AerCap Ireland Capital DAC, 6.95%, 3/10/2055	2,000,000	2,022,405
Aircastle Ltd.:
144A, 5.75%, 10/1/2031	434,000	436,725
144A, 6.5%, 7/18/2028	680,000	704,156
American Express Co., 5.282%, 7/27/2029	855,000	870,062
ARES Capital Corp., 5.95%, 7/15/2029	770,000	772,442
Banco Santander SA:
5.538%, 3/14/2030	800,000	810,479
9.625%, Perpetual	400,000	456,544
Bank of America Corp.:
2.972%, 7/21/2052	154,000	103,851
3.824%, 1/20/2028	210,000	204,646
5.468%, 1/23/2035	410,000	419,239
Bank of New York Mellon Corp.:
Series I, 3.75%, Perpetual	729,000	672,704
5.606%, 7/21/2039	470,000	477,459
Barclays PLC, 6.692%, 9/13/2034	435,000	471,699
BGC Group, Inc., 144A, 6.6%, 6/10/2029	1,400,000	1,429,172
Blackrock Funding, Inc., 5.35%, 1/8/2055	365,000	365,885
BlackRock Funding, Inc., 5.0%, 3/14/2034	350,000	355,678
BPCE SA, 144A, 5.936%, 5/30/2035	1,611,000	1,642,906
Citigroup, Inc.:
Series Y, 4.15%, Perpetual (b)	1,100,000	1,019,995
Series CC, 7.125%, Perpetual	750,000	750,567
Corebridge Financial, Inc., 5.75%, 1/15/2034	500,000	514,735
HSBC Holdings PLC, 7.399%, 11/13/2034	1,000,000	1,111,198
ILFC E-Capital Trust I, 144A, 90-day average SOFR + 1.812%, 7.159%, 12/21/2065 (b)	750,000	622,548
JPMorgan Chase & Co.:
2.739%, 10/15/2030	270,000	244,205
3.328%, 4/22/2052	137,000	99,536
5.294%, 7/22/2035	968,000	981,585
5.766%, 4/22/2035	540,000	565,957
6.254%, 10/23/2034	300,000	324,738
6.875%, Perpetual	900,000	929,928
Lloyds Banking Group PLC, 5.679%, 1/5/2035	435,000	445,546
Macquarie Airfinance Holdings Ltd.:
144A, 6.4%, 3/26/2029	1,000,000	1,026,299
144A, 6.5%, 3/26/2031	500,000	518,899
Marsh & McLennan Companies, Inc., 5.45%, 3/15/2053	240,000	240,264
MetLife, Inc., 5.375%, 7/15/2033	555,000	572,237
The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	5

	Principal Amount ($)	Value ($)
Mitsubishi UFJ Financial Group, Inc., 5.426%, 4/17/2035	630,000	644,288
Morgan Stanley:
5.32%, 7/19/2035	483,000	486,981
5.466%, 1/18/2035	530,000	539,364
5.831%, 4/19/2035	770,000	804,493
NatWest Group PLC, 8.125%, Perpetual	390,000	403,831
PayPal Holdings, Inc., 5.15%, 6/1/2034	550,000	555,876
PNC Financial Services Group, Inc.:
5.401%, 7/23/2035	443,000	447,656
Series W, 6.25%, Perpetual	1,009,000	983,620
Royal Bank of Canada:
4.95%, 4/25/2025	940,000	938,197
5.15%, 2/1/2034	650,000	660,428
Societe Generale SA:
144A, 5.519%, 1/19/2028	1,250,000	1,252,168
144A, 6.066%, 1/19/2035	550,000	559,552
144A, 7.132%, 1/19/2055	250,000	246,728
Standard Chartered PLC, 144A, 7.875%, Perpetual	500,000	506,727
State Street Corp.:
Series I, 6.7%, Perpetual	1,000,000	1,001,065
Series J, 6.7%, Perpetual	1,500,000	1,498,077
Sumitomo Mitsui Financial Group, Inc., 6.6%, Perpetual	350,000	352,590
The Goldman Sachs Group, Inc.:
Series T, 3.8%, Perpetual	700,000	657,283
5.33%, 7/23/2035	708,000	713,258
Toronto-Dominion Bank, 5.156%, 1/10/2028	1,768,000	1,793,193
Truist Financial Corp., 5.711%, 1/24/2035	300,000	306,727
U.S. Bancorp, 5.678%, 1/23/2035	590,000	606,020
UBS Group AG:
144A, 4.375%, Perpetual	301,000	251,469
144A, 5.617%, 9/13/2030	340,000	347,796
144A, 7.75%, Perpetual	750,000	770,914
144A, 9.25%, Perpetual	410,000	446,375
Wells Fargo & Co.:
2.393%, 6/2/2028	344,000	321,212
3.068%, 4/30/2041	132,000	99,648
6.85%, Perpetual	1,450,000	1,467,442
		41,847,267
Health Care 2.1%
AbbVie, Inc., 5.05%, 3/15/2034	650,000	661,973
Amgen, Inc.:
3.0%, 1/15/2052	171,000	115,429
The accompanying notes are an integral part of the financial statements.

6	|	DWS Total Return Bond Fund

	Principal Amount ($)	Value ($)
5.65%, 3/2/2053	318,000	320,423
Bristol-Myers Squibb Co.:
5.2%, 2/22/2034	380,000	389,173
6.25%, 11/15/2053	390,000	431,574
Eli Lilly & Co.:
4.7%, 2/9/2034	355,000	355,875
5.0%, 2/9/2054	320,000	311,930
HCA, Inc.:
5.25%, 6/15/2049	108,000	98,510
5.5%, 6/15/2047	130,000	124,098
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 5/19/2033	780,000	777,495
Quest Diagnostics, Inc., 6.4%, 11/30/2033	410,000	448,065
Teva Pharmaceutical Finance Netherlands III BV, 4.75%, 5/9/2027 (b)	1,625,000	1,574,794
UnitedHealth Group, Inc., 5.15%, 7/15/2034	368,000	373,609
		5,982,948
Industrials 4.3%
AGCO Corp., 5.8%, 3/21/2034	520,000	529,660
BAE Systems PLC, 144A, 5.5%, 3/26/2054	430,000	430,395
Boeing Co.:
5.805%, 5/1/2050	480,000	447,293
144A, 6.259%, 5/1/2027	640,000	653,974
144A, 6.858%, 5/1/2054	730,000	772,810
Burlington Northern Santa Fe LLC, 5.2%, 4/15/2054	410,000	402,352
Carrier Global Corp., 5.9%, 3/15/2034	820,000	877,446
CRH America Finance, Inc., 5.4%, 5/21/2034	1,000,000	1,016,591
Daimler Truck Finance North America LLC, 144A, 5.375%, 6/25/2034	429,000	433,506
Delta Air Lines, Inc., 144A, 7.0%, 5/1/2025	1,380,000	1,391,876
Lockheed Martin Corp., 5.2%, 2/15/2064	365,000	358,559
Mileage Plus Holdings LLC, 144A, 6.5%, 6/20/2027	1,800,000	1,815,995
Norfolk Southern Corp., 5.95%, 3/15/2064	500,000	527,312
Owens Corning, 5.7%, 6/15/2034	364,000	376,380
RTX Corp., 6.0%, 3/15/2031	360,000	383,042
Stanley Black & Decker, Inc., 4.0%, 3/15/2060	1,525,000	1,407,703
Union Pacific Corp.:
2.95%, 3/10/2052	172,000	114,850
4.95%, 5/15/2053	360,000	345,739
		12,285,483
The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	7

	Principal Amount ($)	Value ($)
Information Technology 1.6%
Apple, Inc.:
2.375%, 2/8/2041	672,000	480,968
2.7%, 8/5/2051	502,000	330,264
Broadcom, Inc., 144A, 3.137%, 11/15/2035	378,000	311,934
Cisco Systems, Inc., 4.95%, 2/26/2031	1,360,000	1,390,188
Microsoft Corp.:
2.525%, 6/1/2050	120,000	78,007
2.921%, 3/17/2052	465,000	326,613
Oracle Corp., 3.65%, 3/25/2041	236,000	185,448
Salesforce, Inc., 2.9%, 7/15/2051	660,000	438,109
Texas Instruments, Inc., 5.15%, 2/8/2054	515,000	509,969
VMware LLC, 2.2%, 8/15/2031	755,000	630,575
		4,682,075
Materials 1.5%
Air Products & Chemicals, Inc., 4.85%, 2/8/2034	1,250,000	1,253,361
Dow Chemical Co.:
5.15%, 2/15/2034	530,000	529,088
5.6%, 2/15/2054	265,000	261,388
Olin Corp., 5.0%, 2/1/2030	1,750,000	1,667,417
Vale Overseas Ltd., 6.4%, 6/28/2054	500,000	499,265
		4,210,519
Real Estate 0.4%
Equinix Europe 2 Financing Corp. LLC, 5.5%, 6/15/2034	509,000	519,515
Prologis LP, (REIT), 5.25%, 3/15/2054	610,000	589,798
		1,109,313
Utilities 5.3%
Commonwealth Edison Co., 4.9%, 2/1/2033	533,000	533,085
Consolidated Edison Co. of New York, Inc.:
5.5%, 3/15/2034	460,000	480,341
5.7%, 5/15/2054	230,000	236,001
Constellation Energy Generation LLC, 5.75%, 3/15/2054	560,000	557,746
Duke Energy Corp.:
2.55%, 6/15/2031	498,000	426,699
3.25%, 1/15/2082	594,000	538,559
Duke Energy Indiana LLC, 2.75%, 4/1/2050	288,000	179,260
Duke Energy Ohio, Inc., 5.55%, 3/15/2054	165,000	165,317
Engie SA, 144A, 5.875%, 4/10/2054	500,000	497,456
Entergy Arkansas LLC, 5.75%, 6/1/2054	470,000	481,042
The accompanying notes are an integral part of the financial statements.

8	|	DWS Total Return Bond Fund

	Principal Amount ($)	Value ($)
Eversource Energy:
5.5%, 1/1/2034	710,000	715,379
5.95%, 7/15/2034	600,000	623,840
Exelon Corp., 5.45%, 3/15/2034	290,000	295,821
Florida Power & Light Co., 5.6%, 6/15/2054	650,000	676,659
Nevada Power Co., 6.0%, 3/15/2054	410,000	428,692
NextEra Energy Capital Holdings, Inc., 6.75%, 6/15/2054	627,000	651,743
Nisource, Inc., 6.95%, 11/30/2054	1,000,000	1,014,082
NRG Energy, Inc., 144A, 2.45%, 12/2/2027	1,038,000	952,490
RWE Finance U.S. LLC:
144A, 5.875%, 4/16/2034	1,250,000	1,287,137
144A, 6.25%, 4/16/2054	500,000	511,161
Sempra, 4.125%, 4/1/2052	1,000,000	922,702
Sierra Pacific Power Co., 5.9%, 3/15/2054	240,000	249,629
Southern Co., Series 21-A, 3.75%, 9/15/2051	458,000	431,792
Southwestern Public Service Co., 6.0%, 6/1/2054	690,000	703,726
Xcel Energy, Inc.:
4.6%, 6/1/2032	860,000	828,643
5.5%, 3/15/2034	710,000	719,011
		15,108,013
Total Corporate Bonds (Cost $120,485,600)		120,587,585
Mortgage-Backed Securities Pass-Throughs 17.9%
Federal Home Loan Mortgage Corp.:
3.5%, with various maturities from 6/1/2028 until 7/1/2045	2,310,876	2,160,315
4.5%, 12/1/2040	24,302	24,105
5.5%, 6/1/2039	68,202	70,466
Federal National Mortgage Association:
3.5%, with various maturities from 1/1/2046 until 12/1/2046	1,384,234	1,283,627
4.5%, with various maturities from 11/1/2043 until 8/1/2054 (a)	10,162,719	9,790,317
5.5%, with various maturities from 2/1/2031 until 4/1/2041	634,220	653,171
6.0%, 8/1/2054 (a)	6,000,000	6,086,280
Government National Mortgage Association:
2.5%, 8/20/2054 (a)	8,100,000	6,972,172
4.5%, with various maturities from 7/15/2040 until 8/20/2054 (a)	7,132,887	6,908,705
5.0%, 8/20/2054 (a)	9,100,000	8,999,145
The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	9

	Principal Amount ($)	Value ($)
5.5%, 8/20/2054 (a)	2,100,000	2,106,363
6.0%, 8/20/2054 (a)	6,000,000	6,071,340
Total Mortgage-Backed Securities Pass-Throughs (Cost $51,130,824)		51,126,006
Asset-Backed 7.2%
Automobile Receivables 1.2%
Ally Bank Auto Credit-Linked Notes, “C” , Series 2024-A, 144A, 6.022%, 5/17/2032	467,885	470,995
Bayview Opportunity Master Fund VII LLC, “B” , Series 2024-CAR1, 144A, 30-day average SOFR + 1.3%, 6.647% (c), 12/26/2031	216,873	217,503
Foursight Capital Automobile Receivables Trust, “C” , Series 2023-2, 144A, 6.21%, 4/16/2029	750,000	762,470
Hertz Vehicle Financing III LLC, “C” , Series 2023-1A, 144A, 6.91%, 6/25/2027	1,640,000	1,644,586
Huntington Bank Auto Credit-Linked Notes, “B1” , Series 2024-1, 144A, 6.153%, 5/20/2032	301,322	303,630
JPMorgan Chase Bank NA, “E” , Series 2021-1, 144A, 2.365%, 9/25/2028	5,327	5,314
		3,404,498
Credit Card Receivables 1.1%
Brex Commercial Charge Card Master Trust, “A1” , Series 2024-1, 144A, 6.05%, 7/15/2027	500,000	503,205
Evergreen Credit Card Trust, “A” , Series 2024-1A, 144A, SOFR + 0.68%, 6.02% (c), 7/17/2028	1,000,000	999,994
Mercury Financial Credit Card Master Trust:
“A” , Series 2024-2A, 144A, 6.56%, 7/20/2029	500,000	505,652
“A” , Series 2023-1A, 144A, 8.04%, 9/20/2027	1,000,000	1,006,489
		3,015,340
Home Equity Loans 0.0%
CIT Home Equity Loan Trust, “AF6” , Series 2002-1, 6.2%, 2/25/2030	1,935	1,919
Miscellaneous 4.9%
AMSR Trust, “C” , Series 2021-SFR2, 144A, 1.877%, 8/17/2038	3,350,000	3,104,218
Apidos CLO XL Ltd., “AR” , Series 2022-40A, 144A, 90-day average SOFR + 1.35%, 6.65% (c), 7/15/2037 (a)	500,000	500,000
Apidos CLO XLVII Ltd., “C” , Series 2024-47A, 144A, 90-day average SOFR + 2.35%, 7.654% (c), 4/26/2037	625,000	626,746
Apidos CLO XXIV Ltd., “C” , Series 2018-18A, 144A, 90-day average SOFR + 2.462%, 7.744% (c), 10/22/2030	1,250,000	1,252,752
The accompanying notes are an integral part of the financial statements.

10	|	DWS Total Return Bond Fund

	Principal Amount ($)	Value ($)
CF Hippolyta Issuer LLC, “B1” , Series 2020-1, 144A, 2.28%, 7/15/2060	1,434,126	1,351,048
Dryden 64 CLO Ltd., “C” , Series 2018-64A, 144A, 90-day average SOFR + 2.012%, 7.291% (c), 4/18/2031	2,200,000	2,201,943
Eaton Vance CLO Ltd., “AR2” , Series 2019-1A, 144A, 90-day average SOFR + 1.51%, 6.84% (c), 7/15/2037	1,000,000	1,004,657
Frontier Issuer LLC, “A2” , Series 2023-1, 144A, 6.6%, 8/20/2053	500,000	509,003
Hilton Grand Vacations Trust, “B” , Series 2024-2A, 144A, 5.65%, 3/25/2038	950,537	962,116
HINNT LLC, “B” , Series 2024-A, 144A, 5.84%, 3/15/2043	910,244	921,191
Mosaic Solar Loan Trust:
“B” , Series 2023-1A, 144A, 6.92%, 6/20/2053	252,209	253,709
“C” , Series 2023-1A, 144A, 8.48%, 6/20/2053	520,000	304,556
“C” , Series 2022-3A, 144A, 8.56%, 6/20/2053	1,703,000	681,711
NRZ Excess Spread-Collateralized Notes, “A” , Series 2021-GNT1, 144A, 3.474%, 11/25/2026	416,648	392,875
		14,066,525
Total Asset-Backed (Cost $21,807,843)		20,488,282
Commercial Mortgage-Backed Securities 6.2%
20 Times Square Trust:
“B” , Series 2018-20TS, 144A, 3.1% (c), 5/15/2035	2,000,000	1,724,822
“C” , Series 2018-20TS, 144A, 3.1% (c), 5/15/2035	1,500,000	1,267,366
Benchmark Mortgage Trust, “A4” , Series 2020-IG3, 144A, 2.437%, 9/15/2048	500,000	415,327
BX Trust, “D” , Series 2019-OC11, 144A, 3.944% (c), 12/9/2041	1,500,000	1,345,328
BXP Trust, “B” , Series 2021-601L, 144A, 2.775% (c), 1/15/2044	1,000,000	789,700
Cold Storage Trust, “D” , Series 2020-ICE5, 144A, 30-day average SOFR + 2.214%, 7.542% (c), 11/15/2037	982,991	979,919
CSAIL Commercial Mortgage Trust, “AS” , Series 2016-C6, 3.346%, 1/15/2049	500,000	466,538
CyrusOne Data Centers Issuer I LLC, “A2” , Series 2024-2A, 144A, 4.5%, 5/20/2049	1,000,000	938,883
GS Mortgage Securities Corp. II, “F” , Series 2005, 144A, 5.515%, 5/3/2032	1,000,000	961,283
Hilt Commercial Mortgage Trust, “B” , Series 2024-ORL, 144A, 30-day average SOFR + 1.941%, 7.269% (c), 5/15/2037	250,000	249,062
JPMorgan Chase Commercial Mortgage Securities Trust:
“A” , Series 2021-1MEM, 144A, 2.516%, 10/9/2042	1,250,000	977,127
“A” , Series 2019-OSB, 144A, 3.397%, 6/5/2039	1,000,000	897,676
The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	11

	Principal Amount ($)	Value ($)
“A” , Series 2018-PHH, 144A, 30-day average SOFR + 1.257%, 6.586% (c), 6/15/2035	1,938,171	1,759,801
JW Commercial Mortgage Trust, “B” , Series 2024-MRCO, 144A, 30-day average SOFR + 1.941%, 7.268% (c), 6/15/2039	1,000,000	996,250
Morgan Stanley Capital I Trust, “A” , Series 2019-MEAD, 144A, 3.17%, 11/10/2036	1,000,000	964,085
MRCD Mortgage Trust:
“A” , Series 2019-PARK, 144A, 2.718%, 12/15/2036	450,000	389,475
“B” , Series 2019-PARK, 144A, 2.718%, 12/15/2036	155,000	127,178
Natixis Commercial Mortgage Securities Trust, “A” , Series 2018-OSS, 144A, 4.177%, 12/15/2037	750,000	669,692
SDR Commercial Mortgage Trust, “B” , Series 2024-DSNY, 144A, 30-day average SOFR + 1.741%, 7.07% (c), 5/15/2039	500,000	495,000
SLG Office Trust, “A” , Series 2021-OVA, 144A, 2.585%, 7/15/2041	1,000,000	835,933
Switch ABS Issuer LLC, “A2” , Series 2024-2A, 144A, 5.436%, 6/25/2054	500,000	495,070
Total Commercial Mortgage-Backed Securities (Cost $18,072,510)		17,745,515
Collateralized Mortgage Obligations 9.3%
Alternative Loan Trust, “1A4” , Series 2006-43CB, 6.0%, 2/25/2037	99,434	54,377
Arroyo Mortgage Trust, “A1” , Series 2021-1R, 144A, 1.175%, 10/25/2048	1,924,102	1,688,090
Banc of America Mortgage Trust, “2A2” , Series 2004-A, 5.59% (c), 2/25/2034	36,595	35,661
Bear Stearns Adjustable Rate Mortgage Trust, “2A1” , Series 2005-11, 7.393% (c), 12/25/2035	46,608	47,208
CHL Mortgage Pass Through Trust, “2A5” , Series 2004-13, 5.75%, 8/25/2034	112,657	108,178
CSFB Mortgage-Backed Pass-Through Certificates, “10A3” , Series 2005-10, 6.0%, 11/25/2035	191,299	47,235
Farm Mortgage Trust, “A” , Series 2021-1, 144A, 2.18%, 1/25/2051	1,452,414	1,159,792
Federal Home Loan Mortgage Corp.:
“P” , Series 4916, 3.0%, 9/25/2049	6,786,128	6,084,999
“6” , Series 233, Interest Only, 4.5%, 8/15/2035	64,762	8,587
Federal National Mortgage Association, “AO” , Series 2023-53, Principal Only, Zero Coupon, 11/25/2053	1,742,969	1,481,959
Federal National Mortgage Association Connecticut Avenue Securities, “2B1” , Series 2024-R03, 144A, 30-day average SOFR + 2.8%, 8.148% (c), 3/25/2044	750,000	760,130
The accompanying notes are an integral part of the financial statements.

12	|	DWS Total Return Bond Fund

	Principal Amount ($)	Value ($)
Flagstar Mortgage Trust:
“A1” , Series 2021-9INV, 144A, 2.5%, 9/25/2041	1,733,095	1,532,044
“A5” , Series 2021-5INV, 144A, 2.5%, 7/25/2051	2,686,452	2,371,583
“A2” , Series 2021-6INV, 144A, 3.0%, 8/25/2051	3,413,420	2,898,827
Freddie Mac Structured Agency Credit Risk Debt Notes, “M1B” , Series 2022-DNA2, 144A, 30-day average SOFR + 2.4%, 7.747% (c), 2/25/2042	1,000,000	1,027,469
Government National Mortgage Association:
“DI” , Series 2014-102, Interest Only, 3.5%, 7/16/2029	495,605	10,695
“HI” , Series 2015-77, Interest Only, 4.0%, 5/20/2045	759,592	155,306
JPMorgan Mortgage Trust:
“A3” , Series 2019-INV3, 144A, 3.5%, 5/25/2050	748,703	677,813
“A3” , Series 2020-INV1, 144A, 3.5%, 8/25/2050	227,111	201,881
“2A1” , Series 2006-A2, 5.175% (c), 4/25/2036	207,248	178,288
“A11” , Series 2024-6, 144A, 30-day average SOFR + 1.25%, 6.594% (c), 12/25/2054	1,000,000	999,993
Mello Mortgage Capital Acceptance, “A3” , Series 2021-INV3, 144A, 2.5%, 10/25/2051	2,385,013	1,944,218
Merrill Lynch Mortgage Investors Trust, “2A” , Series 2003-A6, 6.299% (c), 10/25/2033	67,761	65,228
Morgan Stanley Residential Mortgage Loan Trust, “A1” , Series 2024-INV2, 144A, 6.5%, 2/25/2054	1,730,317	1,751,449
Western Alliance Bank, “M1” , Series 2021-CL2, 144A, 30-day average SOFR + 3.15%, 8.497% (c), 7/25/2059	1,163,619	1,207,853
Total Collateralized Mortgage Obligations (Cost $29,160,797)		26,498,863
Government & Agency Obligations 18.5%
Sovereign Bonds 0.3%
Indonesia Government International Bond, 5.65%, 1/11/2053	230,000	235,244
United Mexican States, 3.5%, 2/12/2034	940,000	779,799
		1,015,043
U.S. Government Sponsored Agencies 0.6%
Federal Home Loan Mortgage Corp., 6.75%, 3/15/2031	1,500,000	1,729,699
U.S. Treasury Obligations 17.6%
U.S. Treasury Bonds:
2.0%, 11/15/2041	8,363,800	5,947,119
4.25%, 2/15/2054	1,932,800	1,900,788
U.S. Treasury Notes:
4.25%, 1/31/2026	11,331,800	11,295,060
4.25%, 3/15/2027	3,988,100	4,000,875
The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	13

	Principal Amount ($)	Value ($)
4.25%, 6/30/2031	10,584,500	10,766,421
4.375%, 5/15/2034	6,819,700	6,994,455
4.5%, 5/31/2029	9,131,000	9,357,848
		50,262,566
Total Government & Agency Obligations (Cost 53,606,923)		53,007,308
Short-Term U.S. Treasury Obligations 1.4%
U.S. Treasury Bills:
4.744% (d), 3/20/2025 (e)	1,200,000	1,163,855
5.222% (d), 9/5/2024	3,000,000	2,984,609
Total Short-Term U.S. Treasury Obligations (Cost $4,148,244)		4,148,464

	Shares	Value ($)
Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (f) (Cost $70,220)	315	15,291
Securities Lending Collateral 0.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 5.24% (g) (h) (Cost $1,021,793)	1,021,793	1,021,793
Cash Equivalents 14.3%
DWS Central Cash Management Government Fund, 5.37% (g)	40,872,911	40,872,911
DWS ESG Liquidity Fund “Capital Shares” , 5.38% (g)	3,768	3,767
Total Cash Equivalents (Cost $40,876,677)		40,876,678

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $340,381,431)	117.3	335,515,785
Other Assets and Liabilities, Net	(17.3)	(49,563,794)
Net Assets	100.0	285,951,991
The accompanying notes are an integral part of the financial statements.

14	|	DWS Total Return Bond Fund

A summary of the Fund’s transactions with affiliated investments during the period ended July 31, 2024 are as follows:
Value ($) at 1/31/2024	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 7/31/2024	Value ($) at 7/31/2024
Securities Lending Collateral 0.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 5.24% (g) (h)
2,364,250	—	1,342,457 (i)	—	—	7,449	—	1,021,793	1,021,793
Cash Equivalents 14.3%
DWS Central Cash Management Government Fund, 5.37% (g)
12,371,984	149,094,970	120,594,043	—	—	440,251	—	40,872,911	40,872,911
DWS ESG Liquidity Fund “Capital Shares” , 5.38% (g)
3,668	99	—	—	—	100	—	3,768	3,767
14,739,902	149,095,069	121,936,500	—	—	447,800	—	41,898,472	41,898,471

*	Non-income producing security.
(a)	When-issued, delayed delivery or forward commitment securities included.
(b)
All or a portion of these securities were on loan. In addition, “Other Assets and
Liabilities, Net”  may include pending sales that are also on loan. The value of securities loaned at July 31, 2024 amounted to $993,049, which is 0.3% of net assets.

(c)
Variable or floating rate security. These securities are shown at their current rate as of
July 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(d)	Annualized yield at time of purchase; not a coupon rate.
(e)	At July 31, 2024, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	Investment was valued using significant unobservable inputs.
(g)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(h)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(i)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended July 31, 2024.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the “interest only”  portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	15

Perpetual: Callable security with no stated maturity date.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
UFJ: United Financial of Japan
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At July 31, 2024, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
10 Year U.S. Treasury Note	USD	9/19/2024	5	552,748	559,063	6,315
2 Year U.S. Treasury Note	USD	9/30/2024	372	75,907,499	76,396,594	489,095
3 Year U.S. Treasury Note	USD	9/30/2024	13	2,693,266	2,728,273	35,007
5 Year U.S. Treasury Note	USD	9/30/2024	129	13,731,506	13,917,891	186,385
U.S. Treasury Ultra Bond	USD	9/19/2024	110	13,618,820	14,076,562	457,742
Total unrealized appreciation						1,174,544
At July 31, 2024, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
Ultra 10 Year U.S. Treasury Note	USD	9/19/2024	166	18,815,065	19,185,969	(370,904)

At July 31, 2024, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	2,848,536	EUR	2,654,777	8/2/2024	24,858	Morgan Stanley

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	2,654,777	USD	2,854,215	8/2/2024	(19,179)	Australia and New Zealand Banking Group Ltd.
The accompanying notes are an integral part of the financial statements.

16	|	DWS Total Return Bond Fund

Currency Abbreviation(s)

EUR	Euro
USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	17

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$120,587,585	$—	$120,587,585
Mortgage-Backed Securities Pass-Throughs	—	51,126,006	—	51,126,006
Asset-Backed (a)	—	20,488,282	—	20,488,282
Commercial Mortgage-Backed Securities	—	17,745,515	—	17,745,515
Collateralized Mortgage Obligations	—	26,498,863	—	26,498,863
Government & Agency Obligations (a)	—	53,007,308	—	53,007,308
Short-Term U.S. Treasury Obligations	—	4,148,464	—	4,148,464
Warrants	—	—	15,291	15,291
Short-Term Investments (a)	41,898,471	—	—	41,898,471
Derivatives (b)
Futures Contracts	1,174,544	—	—	1,174,544
Forward Foreign Currency Contracts	—	24,858	—	24,858
Total	$43,073,015	$293,626,881	$15,291	$336,715,187

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(370,904)	$—	$—	$(370,904)
Forward Foreign Currency Contracts	—	(19,179)	—	(19,179)
Total	$(370,904)	$(19,179)	$—	$(390,083)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.
The accompanying notes are an integral part of the financial statements.

18	|	DWS Total Return Bond Fund

Statement of Assets and Liabilities
as of July 31, 2024 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $298,482,961) — including $993,049 of securities loaned	$293,617,314
Investment in DWS Government & Agency Securities Portfolio (cost $1,021,793)*	1,021,793
Investment in affiliated securities, at value (cost $40,876,677)	40,876,678
Cash	504,161
Foreign currency, at value (cost $823)	833
Receivable for investments sold	1,528,754
Receivable for investments sold — when-issued securities	96,279
Receivable for Fund shares sold	308,637
Interest receivable	2,189,308
Affiliated securities lending income receivable	343
Receivable for variation margin on futures contracts	50,005
Unrealized appreciation on forward foreign currency contracts	24,858
Other assets	38,770
Total assets	340,257,733
Liabilities
Payable upon return of securities loaned	1,021,793
Payable for investments purchased	1,939,735
Payable for investments purchased — when-issued securities	953,300
Payable for investments purchased — TBA purchase commitments	46,438,699
Payable for Fund shares redeemed	3,556,856
Unrealized depreciation on forward foreign currency contracts	19,179
Accrued management fee	37,153
Accrued Trustees' fees	4,099
Other accrued expenses and payables	334,928
Total liabilities	54,305,742
Net assets, at value	$285,951,991
*
Represents collateral on securities loaned.
The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	19

Statement of Assets and Liabilities as of July 31, 2024 (Unaudited) (continued)

Net Assets Consist of
Distributable earnings (loss)	(105,730,484)
Paid-in capital	391,682,475
Net assets, at value	$285,951,991
Net Asset Value
Class A
Net Asset Value and redemption price per share ($143,506,956 ÷ 15,253,117 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.41
Maximum offering price per share (100 ÷ 97.25 of $9.41)	$9.68
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($1,472,713 ÷ 156,342 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.42
Class S
Net Asset Value, offering and redemption price per share ($94,723,402 ÷ 10,068,048 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.41
Institutional Class
Net Asset Value, offering and redemption price per share ($46,248,920 ÷ 4,931,860 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.38
The accompanying notes are an integral part of the financial statements.

20	|	DWS Total Return Bond Fund

Statement of Operations
for the six months ended July 31, 2024 (Unaudited)

Investment Income
Income:
Interest (net of foreign taxes withheld of $2,559)	$6,600,962
Income distributions from affiliated securities	440,351
Affiliated securities lending income	7,449
Total income	7,048,762
Expenses:
Management fee	549,591
Administration fee	133,276
Services to shareholders	232,147
Distribution and service fees	177,625
Custodian fee	5,945
Professional fees	59,702
Reports to shareholders	32,201
Registration fees	39,291
Trustees' fees and expenses	6,550
Other	18,761
Total expenses before expense reductions	1,255,089
Expense reductions	(377,048)
Total expenses after expense reductions	878,041
Net investment income	6,170,721
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(4,219,713)
Futures	(424,176)
Forward foreign currency contracts	(24,211)
Foreign currency	(647)
(4,668,747)
Change in net unrealized appreciation (depreciation) on:
Investments	3,179,531
Futures	194,479
Forward foreign currency contracts	56,619
Foreign currency	9,278
3,439,907
Net gain (loss)	(1,228,840)
Net increase (decrease) in net assets resulting from operations	$4,941,881
The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	21

Statements of Changes in Net Assets
	Six Months Ended July 31, 2024	Year Ended January 31,
Increase (Decrease) in Net Assets	(Unaudited)	2024
Operations:
Net investment income	$6,170,721	$11,231,272
Net realized gain (loss)	(4,668,747)	(16,832,044)
Change in net unrealized appreciation (depreciation)	3,439,907	11,241,778
Net increase (decrease) in net assets resulting from operations	4,941,881	5,641,006
Distributions to shareholders:
Class A	(3,045,285)	(5,842,740)
Class C	(26,659)	(62,876)
Class R	(846)*	(6,304)
Class R6	(376)*	(1,989)
Class S	(2,092,135)	(4,034,241)
Institutional Class	(796,464)	(1,133,520)
Total distributions	(5,961,765)	(11,081,670)
Fund share transactions:
Proceeds from shares sold	27,427,182	35,637,657
Reinvestment of distributions	5,552,753	10,283,628
Payments for shares redeemed	(29,960,388)	(60,787,388)
Net increase (decrease) in net assets from Fund share transactions	3,019,547	(14,866,103)
Increase (decrease) in net assets	1,999,663	(20,306,767)
Net assets at beginning of period	283,952,328	304,259,095
Net assets at end of period	$285,951,991	$283,952,328

*	For the period from February 1, 2024 to March 25, 2024 (Class R and Class R6 liquidation date).

The accompanying notes are an integral part of the financial statements.

22	|	DWS Total Return Bond Fund

Financial Highlights
DWS Total Return Bond Fund — Class A
	Six Months Ended 7/31/24	Years Ended January 31,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$9.44	$9.61	$10.91	$11.43	$11.05	$10.36
Income (loss) from investment operations:
Net investment income[a]	.20	.36	.26	.24	.24	.28
Net realized and unrealized gain (loss)	(.03 )	(.17 )	(1.29)	(.51 )	.38	.76
Total from investment operations	.17	.19	(1.03)	(.27 )	.62	1.04
Less distributions from:
Net investment income	(.20 )	(.36 )	(.27 )	(.25 )	(.24 )	(.35 )
Net asset value, end of period	$9.41	$9.44	$9.61	$10.91	$11.43	$11.05
Total Return (%)[b,c]	1.81 *	2.10	(9.45)	(2.40)	5.63	10.16
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	144	150	165	209	242	240
Ratio of expenses before expense reductions (%)	1.03 **	1.03	1.00	.97	.96	.98
Ratio of expenses after expense reductions (%)	.75 **	.79	.80	.83	.84	.84
Ratio of net investment income (%)	4.38 **	3.88	2.68	2.14	2.13	2.55
Portfolio turnover rate (%)	158 *	256	228	182	143	211

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	23

DWS Total Return Bond Fund — Class C
	Six Months Ended 7/31/24	Years Ended January 31,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$9.46	$9.62	$10.93	$11.44	$11.06	$10.36
Income (loss) from investment operations:
Net investment income[a]	.17	.29	.18	.16	.16	.18
Net realized and unrealized gain (loss)	(.05 )	(.16 )	(1.29)	(.50 )	.37	.79
Total from investment operations	.12	.13	(1.11)	(.34 )	.53	.97
Less distributions from:
Net investment income	(.16 )	(.29 )	(.20 )	(.17 )	(.15 )	(.27 )
Net asset value, end of period	$9.42	$9.46	$9.62	$10.93	$11.44	$11.06
Total Return (%)[b,c]	1.32 *	1.44	(10.20)	(3.04)	4.84	9.43
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1	2	3	6	13	19
Ratio of expenses before expense reductions (%)	1.86 **	1.83	1.77	1.71	1.71	1.70
Ratio of expenses after expense reductions (%)	1.50 **	1.54	1.55	1.58	1.59	1.59
Ratio of net investment income (%)	3.62 **	3.10	1.81	1.42	1.39	1.69
Portfolio turnover rate (%)	158 *	256	228	182	143	211

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

24	|	DWS Total Return Bond Fund

DWS Total Return Bond Fund — Class S
	Six Months Ended 7/31/24	Years Ended January 31,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$9.44	$9.61	$10.91	$11.43	$11.05	$10.36
Income (loss) from investment operations:
Net investment income[a]	.21	.38	.29	.27	.27	.31
Net realized and unrealized gain (loss)	(.03 )	(.17 )	(1.30)	(.51 )	.37	.75
Total from investment operations	.18	.21	(1.01)	(.24 )	.64	1.06
Less distributions from:
Net investment income	(.21 )	(.38 )	(.29 )	(.28 )	(.26 )	(.37 )
Net asset value, end of period	$9.41	$9.44	$9.61	$10.91	$11.43	$11.05
Total Return (%)[b]	1.94 *	2.35	(9.22)	(2.16)	5.90	10.43
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	95	97	106	134	154	161
Ratio of expenses before expense reductions (%)	.79 **	.79	.76	.72	.72	.74
Ratio of expenses after expense reductions (%)	.50 **	.54	.55	.58	.59	.59
Ratio of net investment income (%)	4.63 **	4.13	2.93	2.39	2.38	2.92
Portfolio turnover rate (%)	158 *	256	228	182	143	211

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	25

DWS Total Return Bond Fund — Institutional Class
	Six Months Ended 7/31/24	Years Ended January 31,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$9.41	$9.58	$10.88	$11.39	$11.01	$10.31
Income (loss) from investment operations:
Net investment income[a]	.21	.38	.28	.27	.27	.31
Net realized and unrealized gain (loss)	(.03 )	(.17 )	(1.29)	(.50 )	.37	.76
Total from investment operations	.18	.21	(1.01)	(.23 )	.64	1.07
Less distributions from:
Net investment income	(.21 )	(.38 )	(.29 )	(.28 )	(.26 )	(.37 )
Net asset value, end of period	$9.38	$9.41	$9.58	$10.88	$11.39	$11.01
Total Return (%)[b]	1.94 *	2.45	(9.35)	(2.08)	5.91	10.57
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	46	35	30	33	38	88
Ratio of expenses before expense reductions (%)	.73 **	.74	.70	.70	.69	.69
Ratio of expenses after expense reductions (%)	.50 **	.53	.55	.58	.59	.59
Ratio of net investment income (%)	4.63 **	4.15	2.91	2.39	2.40	2.92
Portfolio turnover rate (%)	158 *	256	228	182	143	211

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

26	|	DWS Total Return Bond Fund

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS Total Return Bond Fund (the “Fund” ) is a diversified series of Deutsche DWS Portfolio Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class R shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain qualifying plans and programs. Upon the recommendation of the Advisor, the Fund’s Board of Trustees authorized the termination and liquidation of Class R and Class R6 Shares, effective March 25, 2024. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards

DWS Total Return Bond Fund	|	27

Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.
Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance

28	|	DWS Total Return Bond Fund

with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended July 31, 2024, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.13% annualized effective rate as of July 31, 2024) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of

DWS Total Return Bond Fund	|	29

the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of July 31, 2024, the Fund had securities on loan, which were classified as corporate bonds in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements was overnight and continuous.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
When-Issued, Delayed-Delivery Securities and Forward-Commitment
Transactions. The Fund may purchase or sell securities on a when-issued, delayed-delivery or forward- commitment basis, including To Be Announced (TBA) purchase commitments, with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. The Fund may sell a TBA purchase commitment before the settlement date or enter into a new commitment to extend the delivery date into the future. Additionally, the Fund or the counterparty may be required to post securities and/or cash collateral in accordance with the terms of the TBA purchase commitment.
Certain risks may arise upon entering into when-issued, delayed-delivery or forward-commitment transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic or other factors. Such

30	|	DWS Total Return Bond Fund

transactions may also have the effect of leverage on the Fund and may cause the Fund to be more volatile. Additionally, losses may arise due to changes in the value of the underlying securities.
Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated, a portion of which may be recoverable. Based upon current interpretation of tax rules and regulations, estimated tax liabilities and recoveries on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.
At January 31, 2024, the Fund had net tax basis capital loss carryforwards of $96,729,538, including short-term losses ($47,123,690) and long-term losses ($49,605,848), which may be applied against realized net taxable capital gains indefinitely. Capital Loss Carryforwards from this Fund may be subject to certain limitations under Section 382–384 of the Internal Revenue Code.
At July 31, 2024, the aggregate cost of investments for federal income tax purposes was $341,789,673. The net unrealized depreciation for all investments based on tax cost was $6,273,888. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $3,995,968 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $10,269,856.
The Fund has reviewed the tax positions for the open tax years as of January 31, 2024 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily

DWS Total Return Bond Fund	|	31

relate to certain securities sold at a loss, investments in derivatives, premium amortization on debt securities and additional income recognition on debt securities classified as equity. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis, net of foreign withholding taxes. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for financial reporting purposes.
B.
Derivative Instruments
Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended July 31, 2024, the Fund entered into interest rate futures to gain exposure to different parts of the yield curve while managing overall duration.
Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin” ) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin” ) are made or received by the Fund dependent upon the daily fluctuations in the value and are

32	|	DWS Total Return Bond Fund

recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.
Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.
A summary of the open futures contracts as of July 31, 2024, is included in a table following the Fund’s Investment Portfolio. For the six months ended July 31, 2024, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $41,685,000 to $107,678,000, and the investment in futures contracts sold had a total notional value generally indicative of a range from approximately $19,186,000 to $19,500,000.
Forward Foreign Currency Contracts. A forward foreign currency contract (“forward currency contract” ) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended July 31, 2024, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities. The Fund also entered into forward currency contracts for non-hedging purposes to seek to enhance potential gains.
Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.
A summary of the open forward currency contracts as of July 31, 2024, is included in the table following the Fund’s Investment Portfolio. For the six months ended July 31, 2024, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from approximately $2,854,000 to $5,745,000, and

DWS Total Return Bond Fund	|	33

the investment in forward currency contracts long vs. U.S. dollars had a total contract value generally indicative of a range from $0 to approximately $2,849,000.
The following tables summarize the value of the Fund’s derivative instruments held as of July 31, 2024 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Forward Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$—	$1,174,544	$1,174,544
Foreign Exchange Contracts (b)	24,858	—	24,858
	$24,858	$1,174,544	$1,199,402
Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a)
Futures contracts are reported in the table above using cumulative appreciation of futures contracts, as reported in the futures contracts table following the Fund’s
Investment Portfolio; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

(b)	Unrealized appreciation on forward foreign currency contracts

Liability Derivatives	Forward Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$—	$(370,904)	$(370,904)
Foreign Exchange Contracts (b)	(19,179)	—	(19,179)
	$(19,179)	$(370,904)	$(390,083)
Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a)
Futures contracts are reported in the table above using cumulative depreciation of futures contracts, as reported in the futures contracts table following the Fund’s
Investment Portfolio; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

(b)	Unrealized depreciation on forward foreign currency contracts
Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended July 31, 2024 and the related location in the accompanying

34	|	DWS Total Return Bond Fund

Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$—	$(424,176)	$(424,176)
Foreign Exchange Contracts (a)	(24,211)	—	(24,211)
	$(24,211)	$(424,176)	$(448,387)
Each of the above derivatives is located in the following Statement of Operations accounts:

(a)	Net realized gain (loss) from forward foreign currency contracts and futures, respectively

Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$—	$194,479	$194,479
Foreign Exchange Contracts (a)	56,619	—	56,619
	$56,619	$194,479	$251,098
Each of the above derivatives is located in the following Statement of Operations accounts:

(a)	Change in net unrealized appreciation (depreciation) on forward foreign currency contracts and futures, respectively
As of July 31, 2024, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by a counterparty, including any collateral exposure, is included in the following tables:
Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivative Assets
Morgan Stanley	$24,858	$—	$—	$24,858

DWS Total Return Bond Fund	|	35

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
Australia and New Zealand Banking Group Ltd.	$19,179	$—	$—	$19,179
C.
Purchases and Sales of Securities
During the six months ended July 31, 2024, purchases and sales of investment securities, excluding short-term investments, were as follows:
	Purchases	Sales
Non-U.S. Treasury Obligations	$384,948,641	$381,366,317
U.S. Treasury Obligations	$67,052,039	$66,453,558
D.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $1.5 billion of the Fund’s average daily net assets	.400%
Next $1.75 billion of such net assets	.385%
Next $1.75 billion of such net assets	.370%
Next $2.5 billion of such net assets	.355%
Next $2.5 billion of such net assets	.345%
Next $2.5 billion of such net assets	.325%
Over $12.5 billion of such net assets	.315%
Accordingly, for the six months ended July 31, 2024, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.40% of the Fund’s average daily net assets.

36	|	DWS Total Return Bond Fund

For the period from February 1, 2024 through April 30, 2025 (through March 25, 2024 (Class R and R6 liquidation date) for Class R and R6 shares), the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.75%
Class C	1.50%
Class R	1.00%
Class R6	.50%
Class S	.50%
Institutional Class	.50%
For the six months ended July 31, 2024 (through March 25, 2024 (Class R and Class R6 liquidation date) for Class R and Class R6 shares), fees waived and/or expenses reimbursed for each class are as follows:
Class A	$200,314
Class C	2,783
Class R	104
Class R6	24
Class S	133,618
Institutional Class	40,205
$377,048
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended July 31, 2024, the Administration Fee was $133,276, of which $23,552 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended July 31, 2024 (through March 25, 2024 (Class R and Class R6 liquidation date) for

DWS Total Return Bond Fund	|	37

Class R and Class R6 shares), the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at July 31, 2024
Class A	$44,830	$15,354
Class C	955	331
Class R	16	—
Class R6	14	—
Class S	45,370	16,787
Institutional Class	503	170
	$91,688	$32,642
In addition, for the six months ended July 31, 2024 (through March 25, 2024 (Class R liquidation date) for Class R shares), the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$67,931
Class C	950
Class R	53
Class S	24,864
Institutional Class	15,603
$109,401
Distribution and Service Fees.  Under the Fund’s Class C and R 12b-1 Plans, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C and R shares. For the six months ended July 31, 2024 (through March 25, 2024 (Class R liquidation date) for Class R shares), the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at July 31, 2024
Class C	$5,833	$915
Class R	62	5
	$5,895	$920

38	|	DWS Total Return Bond Fund

In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A, C and R shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended July 31, 2024 (through March 25, 2024 (Class R liquidation date) for Class R shares), the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at July 31, 2024	Annualized Rate
Class A	$169,905	$100,595.24%
Class C	1,763	1,660.23%
Class R	62	58.25%
	$171,730	$102,313
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended July 31, 2024 aggregated $340.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended July 31, 2024, the CDSC for Class C shares aggregated $1. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended July 31, 2024, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $973, of which $330 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and, prior to August 14, 2024, DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value.

DWS Total Return Bond Fund	|	39

The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund. DWS ESG Liquidity Fund liquidated on August 14, 2024.
E.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at July 31, 2024.
F.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended July 31, 2024		Year Ended January 31, 2024
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	329,642	$3,058,334	772,626	$7,137,962
Class C	8,982	83,729	16,920	157,171
Class R	255 *	2,366 *	1,351	12,656
Class R6	47 *	446 *	267	2,454
Class S	397,209	3,686,183	621,945	5,754,904
Institutional Class	2,218,846	20,596,124	2,451,103	22,572,510
		$27,427,182		$35,637,657

40	|	DWS Total Return Bond Fund

	Six Months Ended July 31, 2024		Year Ended January 31, 2024
	Shares	Dollars	Shares	Dollars
Shares issued to shareholders in reinvestment of distributions
Class A	305,105	$2,822,613	588,278	$5,411,238
Class C	2,878	26,659	6,817	62,841
Class R	91 *	846 *	685	6,304
Class R6	41 *	376 *	217	1,989
Class S	206,337	1,908,925	399,372	3,673,885
Institutional Class	86,024	793,334	123,198	1,127,371
		$5,552,753		$10,283,628
Shares redeemed
Class A	(1,286,758)	$(11,959,813)	(2,664,207)	$(24,625,737)
Class C	(45,405)	(422,266)	(118,541)	(1,104,977)
Class R	(19,939)*	(185,857)*	(927)	(8,391)
Class R6	(5,616)*	(52,180)*	(19)	(177)
Class S	(765,107)	(7,100,810)	(1,853,463)	(17,086,102)
Institutional Class	(1,101,018)	(10,239,462)	(1,948,634)	(17,962,004)
		$(29,960,388)		$(60,787,388)
Net increase (decrease)
Class A	(652,011)	$(6,078,866)	(1,303,303)	$(12,076,537)
Class C	(33,545)	(311,878)	(94,804)	(884,965)
Class R	(19,593)*	(182,645)*	1,109	10,569
Class R6	(5,528)*	(51,358)*	465	4,266
Class S	(161,561)	(1,505,702)	(832,146)	(7,657,313)
Institutional Class	1,203,852	11,149,996	625,667	5,737,877
		$3,019,547		$(14,866,103)

*	For the period from February 1, 2024 to March 25, 2024 (Class R and Class R6 liquidation date).

DWS Total Return Bond Fund	|	41

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Total Return Bond Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2023.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, profitability, economies of scale, and fall-out benefits from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant as part of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries

42	|	DWS Total Return Bond Fund

throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2022, the Fund’s performance (Class A shares) was in the 4th quartile, 3rd quartile and 4th quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2022. The Board noted the disappointing investment performance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board noted certain changes in the Fund’s portfolio management team that were made effective April 25, 2023. The Board recognized the efforts by DIMA in recent years to

DWS Total Return Bond Fund	|	43

enhance its investment platform and improve long-term performance across the DWS fund complex.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2022). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2022, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group manages a DWS Europe Fund comparable to the Fund, but does not manage any comparable institutional accounts. The Board took note of the differences in services provided to DWS Funds as compared to DWS Europe Funds and that such differences made comparison difficult.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits

44	|	DWS Total Return Bond Fund

attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.

DWS Total Return Bond Fund	|	45

Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

46	|	DWS Total Return Bond Fund

DTRBF-NCSRS

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Total Return Bond Fund, a series of Deutsche DWS Portfolio Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	9/23/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	9/23/2024

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	9/23/2024